Trade receivables - Schedule of Movements in the Provision for Impairment of Receivables (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
At January 1,	$ 2,592	$ 810
At year end	2,719	2,592	$ 810
Impaired additional trade receivables	515
Trade receivables
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
At January 1,	$ 2,719	2,592	810	$ 628
Charge for the year		515	1,782	182
Utilized amounts		(388)	0	0
At year end		2,719	$ 2,592	$ 810
Provision for impairment		$ 1,782